Inventories	12 Months Ended
Jan. 03, 2015
Inventories
Inventories

3. Inventories

        Inventories consisted of the following (in thousands):

At Fiscal Year End	2014	2013
Components and parts	$48,797	$56,275
Work-in-process	13,719	14,017
Finished goods	534,765	500,427

Inventories	$597,281	$570,719